Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Federal income tax rate		21.00%	21.00%
Reconciliation of Financial Statement Tax Provision [Abstract]
Statutory tax (21%)		$ 3,192	$ 3,346
Effect of nontaxable interest		(468)	(385)
Effect of nontaxable insurance premiums		(205)	(240)
Income from bank owned insurance, net		(181)	(168)
Effect of postretirement benefits		45	(112)
Effect of state income tax		170	155
Tax credits		(25)	(37)
Other items		39	35
Total income taxes	[1]	$ 2,567	$ 2,594
Effective income tax rate		16.90%	16.30%
Unrecognized tax benefits		$ 0	$ 0
Interest and/or penalties related to income tax		$ 0	$ 0
Open tax years		2020 2021 2022

[1]	Effective income tax rate was 16.9% for 2023 and 16.3% for 2022